Employees' Stock Incentive Plans Schedule of Stock Option Activity and Related Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 28, 2019 USD ($) $ / shares shares
Roll-forward of Stock Option Activity (in shares)
Beginning balance | shares	18,259,965
Granted | shares	1,880,648
Forfeited | shares	(1,771,653)
Exercised | shares	(730,460)
Ending balance | shares	17,638,500
Exercisable | shares	11,539,568
Stock Option Activity, Weighted Average Exercise Price [Abstract]
Options outstanding at period start, weighted average exercise price (in dollars per share) | $ / shares	$ 44.64
Options granted, weighted average exercise price (in dollars per share) | $ / shares	25.41
Options forfeited, weighted average exercise price (in dollars per share) | $ / shares	66.89
Options exercised, weighted average exercise price (in dollars per share) | $ / shares	23.81
Options outstanding at period end, weighted average exercise price (in dollars per share) | $ / shares	41.22
Options exercisable, weighed average exercise price (in dollars per share) | $ / shares	$ 33.89
Options outstanding, intrinsic value | $	$ 42
Options exercisable, intrinsic value | $	$ 51
Options outstanding, weighted average remaining contractual term	4 years
Options exercisable, weighted average remaining contractual term	3 years